Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Accrued health benefits liability		$ 1.2	$ 1.5
Noncancelable purchase commitments	$ 14.9	$ 15.7